MFS(R) INSTITUTIONAL TRUST:

                      MFS(R) INSTITUTIONAL CORE EQUITY FUND
                   MFS(R) INSTITUTIONAL EMERGING EQUITIES FUND
                 MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND
             MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND
                   MFS(R) INSTITUTIONAL LARGE CAP GROWTH FUND
                    MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND
                    MFS(R) INSTITUTIONAL MID CAP GROWTH FUND
                MFS(R) INSTITUTIONAL REAL ESTATE INVESTMENT FUND
                       MFS(R) INSTITUTIONAL RESEARCH FUND
                                  (the "Funds")


          Supplement to the Current Statement of Additional Information

         Appendix G of the Funds' Statement of Additional Information sets forth the Proxy Voting Policies employed by or on behalf of the Funds in voting proxies. These Proxy Voting Policies do not apply to the MFS Institutional Real Estate Investment Fund (the "REIT Fund").

         The REIT Fund invests primarily in securities of real estate investment trusts and other companies principally engaged in the real estate industry. MFS, the REIT Fund's investment adviser, has engaged Sun Capital Advisers, Inc. ("Sun Capital") to act as sub-adviser to the REIT Fund. Sun Capital is an affiliate of MFS and an indirect wholly-owned subsidiary of Sun Life Financial, Inc. MFS has engaged Sun Capital to vote proxies on behalf of the REIT Fund.


                           SUN CAPITAL ADVISERS, INC.

                      Proxy Voting Policies and Procedures

         Sun Capital Advisers, Inc. ("Sun Capital") has adopted the following policies and procedures regarding proxy voting for securities held in its clients' accounts. Sun Capital believes that these Proxy Voting Policies and Procedures are reasonably designed to ensure that proxies are voted in the best interest of its clients.

         Sun Capital takes responsibility for voting proxies for each client that has provided Sun Capital with the express written authorization to do so. In voting proxies on behalf of clients, Sun Capital will cast votes consistent with its fiduciary duty to maximize the economic value of its clients' investments.


Proxy Voting Committee

         Sun Capital has a Proxy Voting Committee that is responsible for administering and overseeing the proxy voting process. The Proxy Voting Committee's responsibilities include:

     o Developing, maintaining and implementing these Proxy Voting Policies and Procedures

     o Developing and maintaining Proxy Voting Guidelines (attached hereto as Exhibit A) for Sun Capital's use in casting votes on specific types of proxy proposals

     o Overseeing the proxy voting process, including the identification and resolution of any material conflicts of interest that Sun Capital may encounter in the process

     o Selecting and overseeing any third party vendors retained by Sun Capital to perform proxy review, voting, or recordkeeping services.

         The members of the Proxy Voting Committee include certain Sun Capital employees and such other individuals with portfolio management, administration, or compliance expertise as may be designated from time to time.


Proxy Voting Process

         As a general matter, Sun Capital will vote proxies in accordance with the Proxy Voting Guidelines attached hereto as Exhibit A. However, Sun Capital is not obligated to follow the Proxy Voting Guidelines in every case. A proxy proposal will receive further review, including a review for potential material conflicts of interest, in circumstances where:

     o The Proxy Voting Guidelines call for a case-by-case analysis of a specific type of proposal presented in a proxy;

     o The Proxy Voting Guidelines do not address a specific type of proposal presented in a proxy; or

     o Sun Capital investment personnel wish to vote differently from the Proxy Voting Guidelines on a specific proposal presented in a proxy.

     A client that has provided Sun Capital with express written authorization to vote proxies may from time to time direct Sun Capital to vote its proxies in a manner that is different from the guidelines set forth in Sun Capital's Proxy Voting Guidelines. Sun Capital shall follow such client direction for proxies for which the stockholder meeting has not been held and the vote not taken.

         In addition, there may be instances in which Sun Capital may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. Such instances include:

          (i) Unjustifiable Costs. Sun Capital may abstain from voting a proxy in a specific instance if, in its good faith determination, the costs involved in voting such proxy cannot be justified (e.g., costs associated with obtaining translations of relevant proxy materials in voting proxies of non-U.S. securities) in light of the benefits to the client of voting. In accordance with Sun Capital's duties, it shall in appropriate cases weigh the costs and benefits of voting proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. Sun Capital's decision shall take into account the effect that the client's vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.

          (ii) Shareblocking.   Shareblocking   occurs  when   certain   foreign
               countries "freeze" company shares from trading at the custodian/sub-custodian level in order to vote proxies relating to those shares. In markets where shareblocking occurs, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting until a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. Accordingly, the Proxy Voting Committee may determine not to vote shares that are subject to shareblocking, depending on the applicable restrictions on trade settlement and the materiality of the proxy to the client.

          (iii)Securities on Loan. Some clients of Sun Capital may participate in securities lending programs to generate additional income. Generally, voting rights pass with the securities on loan; however, lending agreements may give the lender the right to terminate the loan and recall loaned securities provided sufficient notice is provided to the custodian bank in advance of the voting deadline. However, efforts to recall loaned securities are not always successful. Sun Capital's policy is generally not to vote securities on loan. If Sun Capital has knowledge of a material voting event that could affect the value of the loaned securities, Sun Capital may recommend that a client instruct its custodian to call back the loaned securities in order to cast a vote at the upcoming shareholder meeting.

          (iv) Inadequate Information or Immaterial Impact. Sun Capital may be unable to enter an informed vote in certain circumstances due to inadequate information from the proxy statement or the sponsor of the proxy proposal, and may abstain from voting in those situations. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In instances where the aggregate shareholding to be voted on behalf of clients is less than 1% of shares outstanding, or the proxy matters are deemed not material to shareholders or the issuer, Sun Capital may determine not to enter a vote.

Identifying and Resolving Material Conflicts of Interest

         Sun Capital takes responsibility for identifying and resolving all material proxy-related conflicts of interest in the best interests of the client. As described under Proxy Voting Process, above, Sun Capital will review proxy proposals where the Proxy Voting Guidelines either require case-by-case analysis or do not address the issues, or where Sun Capital wishes to vote differently from the Proxy Voting Guidelines. In those instances, a Proxy Reviewer designated by the Proxy Voting Committee shall review the proxy proposals to assess the extent, if any, to which there may be a material conflict between the interests of a client and any of Sun Capital, its affiliates, directors, officers, personnel (and other similar persons). The Proxy Reviewer shall assess proxy proposals on a proposal-by-proposal basis, and an actual or potential conflict with respect to one proposal in a proxy shall not indicate that an actual or potential conflict exists with respect to any other proposal in such proxy.

         If the Proxy Reviewer determines that an actual or potential conflict may exist, the Proxy Reviewer shall promptly report the matter to the Proxy Voting Committee. The chairman of the Proxy Voting Committee shall determine whether an actual or potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of Sun Capital's clients (excluding any client that may itself have a potential conflict regarding the matter). Without limiting the generality of the foregoing, a potential conflict may be resolved in any of the following manners:

          (i) Sun Capital may disclose the actual or potential conflict to the client or clients and obtain the client's written direction as to how to vote the proxy;

          (ii) Sun Capital may engage an independent third party to determine how the proxy should be voted; or

          (iii)Sun Capital may, where feasible, establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the decision maker from the actual or potential conflict.

         The Proxy Voting Committee shall establish commercially reasonable efforts to determine whether an actual or potential conflict may exist, and an actual or potential conflict shall be deemed to exist if and only if one or more members of the Proxy Voting Committee actually knew or reasonably should have known of it.

Disclosure

         Sun Capital shall provide clients, upon request, with copies of these Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

         Upon reasonable written request from a client, Sun Capital shall provide the client with specific information about how it voted proxies for securities held in the client's account.

Recordkeeping

         Sun Capital shall maintain records relating to the implementation of these Proxy Voting Policies and Procedures, including:

     o    A copy of these Proxy Voting Policies and Procedures

     o Proxy statements received regarding client securities that are not otherwise available on EDGAR or maintained by a third party

     o    A record of each vote cast (which may be maintained by a third party)

     o A copy of any documentation created by Sun Capital that memorializes or was otherwise material to a decision on how to vote a proxy on behalf of a client

     o Each written client request for proxy voting records and Sun Capital's response to any such client request for such records.

     Such records shall be maintained in an easily accessible place for a period of five years, the first two by a Proxy Reviewer designated by the Proxy Voting Committee.

                                                                      Exhibit A

                  Sun Capital Advisers, Inc. Voting Guidelines


Composition and Role of the Board of Directors

------ ---------------------------------------------------------------------------------- ------------------
o      Election of Directors                                                              For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Repeal Classified Board                                                            For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Adopt Director Tenure/Retirement Age                                               Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Minimum Stock Ownership by Directors                                               For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Adopt Director & Officer Indemnification                                           For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Allow Special Interest Representation to Board                                     Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Require Board Independence                                                         For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Require Board Committees to be Independent                                         For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Require a Separation of Chair and CEO or Require a Lead Director                   For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Boards not Amending Policies That are Supported by a Majority of Shareholders      Withhold vote*
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
               * on all Directors seeking election the following year
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Approve Directors' Fees                                                            For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Approve Bonuses for Retiring Directors                                             Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Elect Supervisory Board/Corporate Assembly                                         For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Fix Board Size or Designate a Range for Board Size                                 For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Permit Management to Alter Board Size without Shareholder Approval                 Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Directors May Be Removed Only For Cause                                            Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Permit Shareholders to Elect Directors to Fill Board Vacancies                     For
------ ---------------------------------------------------------------------------------- ------------------

Management Compensation

------ ---------------------------------------------------------------------------------- ------------------
o      Adopt/Amend Stock Option Plans                                                     Case-by-Case
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Adopt/Amend Employee Stock Purchase Plans                                          For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Eliminate Golden Parachutes                                                        For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Expense Future Stock Options                                                       For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Shareholder Approval of All Stock Option Plans                                     For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Shareholder Approval of Future Severance Agreements Covering Senior Executives     For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Recommend Senior Executives Own and Hold Company Stock, not including Options      For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Disclose All Executive Compensation                                                For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Implement a 401(k) Savings Plan for Employees                                      For
------ ---------------------------------------------------------------------------------- ------------------

Reporting of Results

------ ---------------------------------------------------------------------------------- ------------------
o      Approve Financial Statements                                                       For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Set Dividends and Allocate Profits                                                 For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Limit Non-Audit Services Provided by Auditors                                      For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Ratify Selection of Auditors and Set Their Fees                                    For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Elect Statutory Auditors                                                           For
------ ---------------------------------------------------------------------------------- ------------------

Shareholder Voting Rights

------ ---------------------------------------------------------------------------------- ------------------
o      Adopt Cumulative Voting                                                            Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Redeem or Vote on Poison Pill                                                      For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Authorize Blank Check Preferred Stock                                              Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Eliminate Right to Call a Special Meeting                                          Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Increase Supermajority Vote Requirement                                            Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Adopt Anti-Greenmail Provision                                                     For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Restore Preemptive Rights                                                          Case-by-Case
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Adopt Confidential Voting                                                          For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Approve Unequal Voting Rights                                                      Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Remove Right to Act by Written Consent                                             Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Approve Binding Shareholder Proposals                                              Case-by-Case
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Submit Poison Pill for Shareholder Ratification                                    For
------ ---------------------------------------------------------------------------------- ------------------

Capital Structure

------ ---------------------------------------------------------------------------------- ------------------
o      Increase Authorized Common Stock                                                   Case-by-Case
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Approve Merger or Acquisition                                                      Case-by-Case
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Approve Technical Amendments to Charter                                            Case-by-Case
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Opt Out of State Takeover Statutes                                                 For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Consider Non-Financial Effects of Mergers                                          Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Authorize Share Repurchase                                                         For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Authorize Trade in Company Stock                                                   For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Issue Debt Instruments                                                             For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Create New Class of Common Stock with Superior Voting Rights                       Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Increase  Authorized  Common Stock for the  Explicit  Purpose of  Implementing  a  Against
       Shareholder Rights Plan (Poison Pill)
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Implement  a Reverse  Stock  Split when the Number of  Authorized  Shares will be  For
       Proportionately Reduced
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Implement Reverse Stock Split to Avoid Delisting                                   For
------ ---------------------------------------------------------------------------------- ------------------

Social Issues

------ ---------------------------------------------------------------------------------- ------------------
o      Endorse the Ceres Principles                                                       Case-by-Case
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Disclose Political and PAC Gifts                                                   For
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Require Adoption of International Labor Organization's Fair Labor Principles       Case-by-Case
------ ---------------------------------------------------------------------------------- ------------------

Miscellaneous

------ ---------------------------------------------------------------------------------- ------------------
o      Approve Other Business                                                             Abstain
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Approve Reincorporation                                                            Case-by-Case
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Authorize Management to Adjourn Meeting                                            Against
------ ---------------------------------------------------------------------------------- ------------------
------ ---------------------------------------------------------------------------------- ------------------
o      Change Company Name                                                                For
------ ---------------------------------------------------------------------------------- ------------------


                The date of this Supplement is February 27, 2004